Financial risk management - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) banks	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	€ 19,000,000	€ 62,000,000
Current derivative assets	150,000,000	40,000,000
Multi-currency Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility	€ 1,950,000,000	1,500,000,000
Number of credit facility banks | banks	13
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 291,000,000
Currency exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	10.00%
Percentage of anticipated commodity transaction exposures that are hedged	80.00%
Change in risk variable impact on equity	€ 116,000,000
Credit risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative liabilities	46,000,000	0
Credit risk | Other current assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current derivative assets	€ 4,000,000	€ 0
Credit risk | Low
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	30 days
Credit risk | High
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable term	60 days
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of interest-bearing borrowings which were comprised of fixed-rate borrowings	95.00%	95.00%
Floating interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	1.00%	1.00%	1.00%
Annual change in finance costs and pre-tax equity	€ 7,000,000	€ 2,000,000	€ 4,000,000